Vanguard® Short-Term Treasury Fund
Schedule of Investments (unaudited)
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (91.4%)
U.S. Government Securities (81.3%)
	United States Treasury Note/Bond	0.375%	11/30/25	54,000	51,764
	United States Treasury Note/Bond	2.625%	1/31/26	45,000	44,107
	United States Treasury Note/Bond	4.000%	2/15/26	118,000	117,631
	United States Treasury Note/Bond	0.500%	2/28/26	100,000	95,156
	United States Treasury Note/Bond	2.500%	2/28/26	75,000	73,324
	United States Treasury Note/Bond	4.625%	2/28/26	274,000	275,199
	United States Treasury Note/Bond	4.625%	3/15/26	41,000	41,199
	United States Treasury Note/Bond	0.750%	3/31/26	123,000	117,157
	United States Treasury Note/Bond	4.500%	3/31/26	40,000	40,138
	United States Treasury Note/Bond	0.750%	4/30/26	66,800	63,450
	United States Treasury Note/Bond	4.875%	4/30/26	36,000	36,332
[1,2]	United States Treasury Note/Bond	0.750%	5/31/26	82,100	77,777
	United States Treasury Note/Bond	2.125%	5/31/26	84,000	81,349
	United States Treasury Note/Bond	4.875%	5/31/26	205,900	207,927
	United States Treasury Note/Bond	0.875%	6/30/26	213,000	201,684
	United States Treasury Note/Bond	1.875%	6/30/26	28,600	27,541
	United States Treasury Note/Bond	4.625%	6/30/26	112,000	112,735
	United States Treasury Note/Bond	4.500%	7/15/26	25,000	25,121
	United States Treasury Note/Bond	0.625%	7/31/26	80,000	75,225
	United States Treasury Note/Bond	1.875%	7/31/26	144,700	139,070
	United States Treasury Note/Bond	4.375%	7/31/26	64,000	64,190
	United States Treasury Note/Bond	1.500%	8/15/26	130,000	124,048
	United States Treasury Note/Bond	4.375%	8/15/26	34,726	34,835
	United States Treasury Note/Bond	0.750%	8/31/26	147,700	138,838
	United States Treasury Note/Bond	1.375%	8/31/26	12,000	11,411
	United States Treasury Note/Bond	4.625%	9/15/26	35,100	35,380
	United States Treasury Note/Bond	1.125%	10/31/26	41,600	39,195
	United States Treasury Note/Bond	1.625%	10/31/26	86,000	81,861
	United States Treasury Note/Bond	1.250%	11/30/26	63,000	59,377
	United States Treasury Note/Bond	1.625%	11/30/26	7,000	6,649
	United States Treasury Note/Bond	1.250%	12/31/26	20,000	18,816
	United States Treasury Note/Bond	1.875%	2/28/27	89,700	85,215
	United States Treasury Note/Bond	0.500%	4/30/27	50,000	45,719
	United States Treasury Note/Bond	4.500%	5/15/27	21,000	21,180
	United States Treasury Note/Bond	0.500%	5/31/27	80,000	72,925
	United States Treasury Note/Bond	0.375%	7/31/27	153,800	138,877
	United States Treasury Note/Bond	2.750%	7/31/27	117,800	113,585
	United States Treasury Note/Bond	2.250%	8/15/27	20,000	19,009
	United States Treasury Note/Bond	3.125%	8/31/27	115,000	111,927
	United States Treasury Note/Bond	0.375%	9/30/27	45,400	40,747
	United States Treasury Note/Bond	0.625%	11/30/27	80,000	71,925
	United States Treasury Note/Bond	3.875%	11/30/27	97,000	96,272
	United States Treasury Note/Bond	0.625%	12/31/27	95,000	85,159
	United States Treasury Note/Bond	0.750%	1/31/28	100,000	89,750
	United States Treasury Note/Bond	3.500%	1/31/28	20,000	19,613
	United States Treasury Note/Bond	1.125%	2/29/28	67,250	60,966
	United States Treasury Note/Bond	1.250%	3/31/28	111,100	100,927
	United States Treasury Note/Bond	1.250%	4/30/28	71,000	64,344
	United States Treasury Note/Bond	1.250%	5/31/28	102,900	93,028
	United States Treasury Note/Bond	1.250%	6/30/28	106,700	96,230
	United States Treasury Note/Bond	1.000%	7/31/28	5,000	4,456
	United States Treasury Note/Bond	2.875%	8/15/28	18,200	17,384
	United States Treasury Note/Bond	4.375%	8/31/28	52,400	52,785
	United States Treasury Note/Bond	1.250%	9/30/28	105,700	94,668
	United States Treasury Note/Bond	4.625%	9/30/28	90,000	91,494
	United States Treasury Note/Bond	3.750%	12/31/28	58,000	57,076
	United States Treasury Note/Bond	2.375%	3/31/29	86,500	80,283
	United States Treasury Note/Bond	4.125%	3/31/29	90,000	89,856
	United States Treasury Note/Bond	2.875%	4/30/29	10,000	9,475
	United States Treasury Note/Bond	2.375%	5/15/29	10,000	9,267

Vanguard® Short-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.750%	5/31/29	15,000	14,119
	United States Treasury Note/Bond	3.250%	6/30/29	42,700	41,039
	United States Treasury Note/Bond	2.625%	7/31/29	71,000	66,318
	United States Treasury Note/Bond	3.125%	8/31/29	12,500	11,934
	United States Treasury Note/Bond	3.875%	9/30/29	57,500	56,745
	United States Treasury Note/Bond	3.875%	12/31/29	10,000	9,861
	United States Treasury Note/Bond	3.500%	1/31/30	47,000	45,509
					4,698,153
Agency Bonds and Notes (0.7%)
	Private Export Funding Corp.	3.650%	3/15/30	42,500	40,958
Conventional Mortgage-Backed Securities (9.4%)
[3,4]	Freddie Mac Gold Pool	2.500%	11/1/28–7/1/33	38,454	36,916
[3,4]	UMBS Pool	2.500%	1/1/28–1/1/33	79,762	77,360
[3,4]	UMBS Pool	2.000%	10/1/30–10/1/31	173,630	163,282
[3,4]	UMBS Pool	1.500%	11/1/30–3/1/32	290,888	268,953
					546,511
Total U.S. Government and Agency Obligations (Cost $5,283,450)					5,285,622
Asset-Backed/Commercial Mortgage-Backed Securities (5.8%)
[3,4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K061	3.347%	11/25/26	10,867	10,607
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K062	3.413%	12/25/26	16,100	15,733
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K064	3.224%	3/25/27	3,200	3,110
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K065	3.243%	4/25/27	65,213	63,271
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K066	3.117%	6/25/27	67,081	64,844
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K067	3.194%	7/25/27	52,347	50,580
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/27	60,635	58,622
[3,4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K069	3.187%	9/25/27	14,226	13,726
[3,4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K070	3.303%	11/25/27	17,200	16,623
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/27	15,200	14,673
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K072	3.444%	12/25/27	15,100	14,631
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K736	2.282%	7/25/26	6,496	6,280
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $330,718)					332,700
				Shares
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[6]	Vanguard Market Liquidity Fund (Cost $43,542)	4.834%		435,469	43,543
Total Investments (98.0%) (Cost $5,657,710)					5,661,865
			Maturity Date	Face Amount ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-4.1%)
[3,4]	UMBS Pool	5.000%	11/14/54–12/12/54	(128,500)	(124,854)
[3,4]	UMBS Pool	5.500%	11/15/54–12/15/54	(113,750)	(112,631)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $242,173)					(237,485)
Other Assets and Liabilities—Net (6.1%)					355,125
Net Assets (100%)					5,779,505
Cost is in $000.
1	Securities with a value of $2,379,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $3,314,000 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
UMBS—Uniform Mortgage-Backed Securities.

Vanguard® Short-Term Treasury Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
		Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2024	2,482	511,156	(5,208)
10-Year U.S. Treasury Note	December 2024	502	55,455	(1,351)
Long U.S. Treasury Bond	December 2024	234	27,605	(348)
				(6,907)

Short Futures Contracts
5-Year U.S. Treasury Note	December 2024	(1,979)	(212,217)	2,103
Ultra 10-Year U.S. Treasury Note	December 2024	(416)	(47,320)	1,675
				3,778
				(3,129)

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
7/5/29	N/A	12,270	2.530[1]	(0.000)[2]	57	57
7/5/29	N/A	11,320	2.525[1]	(0.000)[2]	50	50
7/5/29	N/A	11,320	2.523[1]	(0.000)[2]	48	48
7/10/29	N/A	14,461	2.491[1]	(0.000)[2]	38	38
7/10/29	N/A	12,560	2.484[1]	(0.000)[2]	29	29
7/15/29	N/A	12,565	2.420[1]	(0.000)[2]	(11)	(11)
7/18/29	N/A	12,560	2.449[1]	(0.000)[2]	5	5
7/19/29	N/A	12,565	2.437[1]	(0.000)[2]	(3)	(3)
8/1/29	N/A	12,560	2.394[1]	(0.000)[2]	(33)	(33)
8/5/29	N/A	12,564	2.363[1]	(0.000)[2]	(54)	(54)
7/5/54	N/A	2,700	0.000[2]	(2.522)[1]	(45)	(45)
7/5/54	N/A	2,490	0.000[2]	(2.519)[1]	(41)	(41)
7/5/54	N/A	2,490	0.000[2]	(2.524)[1]	(43)	(43)
7/10/54	N/A	3,110	0.000[2]	(2.510)[1]	(44)	(44)
7/10/54	N/A	2,700	0.000[2]	(2.499)[1]	(32)	(32)
7/15/54	N/A	2,700	0.000[2]	(2.469)[1]	(14)	(14)
7/18/54	N/A	2,705	0.000[2]	(2.501)[1]	(33)	(33)
7/19/54	N/A	2,700	0.000[2]	(2.482)[1]	(21)	(21)
8/1/54	N/A	2,700	0.000[2]	(2.454)[1]	(5)	(5)
8/5/54	N/A	2,705	0.000[2]	(2.411)[1]	20	20
					(132)	(132)
1	Interest payment received/paid at maturity.
2	Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to

Vanguard® Short-Term Treasury Fund
the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At October 31, 2024, counterparties had deposited in segregated accounts securities with a value of $4,034,000 and cash of $560,000 in connection with TBA transactions.
C.	Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows.  Under the terms of the swap, one party pays a fixed rate applied to a notional amount.  In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

Vanguard® Short-Term Treasury Fund
F.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,285,622	—	5,285,622
Asset-Backed/Commercial Mortgage-Backed Securities	—	332,700	—	332,700
Temporary Cash Investments	43,543	—	—	43,543
Total	43,543	5,618,322	—	5,661,865
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(237,485)	—	(237,485)
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,778	—	—	3,778
Swap Contracts	247[1]	—	—	247
Total	4,025	—	—	4,025
Liabilities
Futures Contracts[1]	(6,907)	—	—	(6,907)
Swap Contracts	(379)[1]	—	—	(379)
Total	(7,286)	—	—	(7,286)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.